SCHEDULE OF CHANGES IN WARRANTS OUTSTANDING (Details) - Warrants [member]	12 Months Ended
	Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding, beginning	4,732,996	3,562,745
Weighted average exercise price Warrants outstanding, beginning	$ 1.14	$ 1.08
Warrants issued		1,170,251
Weighted average exercise price, Warrants issued		$ 1.35
Warrants expired	(2,279,523)
Weighted average exercise price, Warrants expired	$ 1.77
Warrants outstanding, ending	2,453,473	4,732,996
Weighted average exercise price Warrants outstanding, ending	$ 1.17	$ 1.14